Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations
The following table sets forth the changes in benefit obligations of the Company’s supplemental executive retirement plans.

(Dollars in thousands)	2016	2015
Change in Benefit Obligation
Beginning January 1	$4,971	$4,511
Service cost	216	267
Interest cost	179	183
Actuarial (gain) loss	(83)	53
Benefits paid	(670)	(43)
Ending December 31	$4,613	$4,971

Amount Recognized in Consolidated Balance Sheets
Liability for pension	$4,722	$5,157
Net actuarial gain included in accumulated other comprehensive income	(109)	(186)
Prior service cost included in accumulated other comprehensive income	—	—
Net recognized pension liability	$4,613	$4,971

Information for pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$4,613	$4,971
Accumulated benefit obligation	4,463	4,699

Schedule of Net Periodic Benefit Cost Not yet Recognized

Components of Net Periodic Benefit Cost	2016	2015
Service cost	$216	$267
Interest cost	179	183
Amortization of prior service cost	—	—
Recognized net actuarial gain	(160)	(266)
Net periodic benefit expense	$235	$184

Schedule of Assumptions Used

Weighted-Average Assumptions, December 31	2016	2015
Discount Rate	4.0%	4.0%
Salary Scale	4.0%	4.0%

Schedule of Expected Benefit Payments

Projected Annual Benefit Payments*
(Dollars in thousands)	2017	$4,906
	2018	$—
	2019	$—
	2020	$—
	2021	$—
	2022-2026	$—

* Represents management’s expectation as of December 31, 2016 as to when such payments will be made.

Schedule of Net Benefit Costs
The components of net periodic expense for the Company’s supplemental executive retirement plans for the three months ended March 31, 2017 and 2016 were as follows:

(Dollars in thousands)	Three Months Ended March 31,
	2017	2016
Service cost	$33	$49
Interest cost	45	38
Actuarial gain recognized	(19)	(26)
Total	$59	$61